Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

Note 5 – Inventories

Inventories consist of the following:

	As of
	December 31, 2022	December 31, 2021
Raw materials
Cannabis	$43,054	$67,505
Non-Cannabis	17,258	20,104
Total raw materials	60,312	87,609

Work-in-process	118,997	91,001
Finished goods	74,317	71,646
Transferred to assets held for sale	(2,983)	(2,110)
Inventories, net	$250,643	$248,146

d

During the year ended December 31, 2022, the Company recorded a write down of $81.3 million in Cost of goods sold in the Consolidated Statement of Operations related to aged, obsolete, or unsellable inventories; inventory that did not meet the Company’s quality standards; and inventory whose carrying value exceeded the estimated NRV.

During the year ended December 31, 2021 the company recorded write down charges of $20.1 million related to aged, obsolete, or unsellable inventories.